Payments, Details - 12 months ended Dec. 31, 2023 - USD ($)	Amount	Type	Country	Subnat. Juris.	Govt.	Resource	Segment	Ext. Method
#: 1
	$ 5,130,666	Taxes	United States	snj:US-IL	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 2
	4,780,708	Taxes	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 3
	16,906,104	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 4
	434,742	Fees	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 5
	488,831	Fees	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 6
	1,319,196	Fees	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 7
	1,293	Taxes	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 8
	118,778	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 9
	12,388	Fees	United States	snj:US-IN	Federal government	arlp:ResourceCoalMember	arlp:IllinoisBasinCoalOperationsMember	Underground Mining
#: 10
	662,768	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 11
	10,264,403	Taxes	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 12
	123,368	Fees	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 13
	833,055	Fees	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 14
	150,220	Taxes	United States	snj:US-KY	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 15
	54,083	Taxes	United States	snj:US-MD	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 16
	10,300	Fees	United States	snj:US-WV	Federal government	arlp:ResourceCoalMember	arlp:AppalachiaCoalOperationsMember	Underground Mining
#: 17
	$ 12,500,000	Taxes	United States		Federal government	arlp:ResourceOilAndNaturalGasMember	arlp:OilAndGasRoyaltiesMember	Well